UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31, 2006

          Reporting period:  July 1, 2006 through June 30, 2007





                             PROXY VOTING RECORD

-------------------------------------------------------------------------------

MH ELite Small Cap Fund of Funds
--------------------------------

Nationwide Small Cap A

Exchange Ticker Symbol:   GSXAX          CUSIP:  366650109

Shareholder Meeting Date: 04/23/07

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
New Investment Advisory Aggreement          X                 For     For
SubAdvisory Aggreement                      X                 For     For

--------------------------------------------------------------------------

RS Partners

Exchange Ticker Symbol:   RSPFX          CUSIP:  4972H408

Shareholder Meeting Date: 08/01/06

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
New Investment Advisory Aggreement          X                 For     For
Election of Trustees                        X                 For     For

--------------------------------------------------------------------------

Royce Value Plus

Exchange Ticker Symbol:   RYVPX          CUSIP:  780905741

Shareholder Meeting Date: 09/06/07

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
Elimination of certain restrictions         X                 For     For
Proxies are authorized to vote              X                 For     For

--------------------------------------------------------------------------

Stratton Small Cap Value

Exchange Ticker Symbol:   STSCX          CUSIP:  863137105

Shareholder Meeting Date: 10/31/06

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
New Investment Advisory Aggreement          X                 For     For
Transact other business                     X                 For     For

--------------------------------------------------------------------------

William Blair Small Cap Growth

Exchange Ticker Symbol:   WBSNX          CUSIP:  093001477

Shareholder Meeting Date: 11/30/06

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
Elect Trustees to the Board                 X                 For     For

--------------------------------------------------------------------------


MH Elite Fund of Funds
----------------------

Dodge and Cox Stock


Exchange Ticker Symbol:   DODGX            CUSIP:   256219106

Shareholder Meeting Date: 04/17/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Amend invt Restrictions - percentage        X                 For       For
Amend invt Restrictions - commodities       X                 For       For
Amend invt Restrictions - real estate       X                 For       For
Amend invt Restrictions - loans             X                 For       For
Amend invt Restrictions - real estate       X                 For       For
Amend invt Restrictions - oil, minerals     X                 For       For
Amend invt Restrictions - borrowing         X                 For       For

---------------------------------------------------------------------------

Hotchkis and Wiley Mid Cap Value A


Exchange Ticker Symbol:   HWMAX            CUSIP:   44134R206

Shareholder Meeting Date: 05/18/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Elect Trustees to the Board                 X                 For       For
Amend invt Restrictions - lending           X                 For       For

---------------------------------------------------------------------------

ICAP Select Equity


Exchange Ticker Symbol:   ICSLX           CUSIP:   448926303

Shareholder Meeting Date: 05/04/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Elect Directors to the Board                X                 For       For
Transact other business                     X                 For       For

---------------------------------------------------------------------------

Excelsior Value & Restructuring

Exchange Ticker Symbol:   UMBIX             CUSIP:   300722782

Shareholder Meeting Date: 03/30/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
New Investment Advisory Agreement           X                 For       For

----------------------------------------------------------------------------


MH Elite Select Portfolio of Funds
----------------------------------

YS Global Accolade Eastern Europe

Exchange Ticker Symbol:   EUROX             CUSIP:   90330L402

Shareholder Meeting Date: 07/27/06


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Election of Trustees                        X                 For       For
New Subadvisory Agreement                   X                 For       For

----------------------------------------------------------------------------

Fidelity Select Defense & Aerospace

Exchange Ticker Symbol:   FSDAX             CUSIP:   31690806

Shareholder Meeting Date: 09/20/06


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Election of Trustees                        X                 For       For

----------------------------------------------------------------------------

Nationwide Hedged Core Equity A

Exchange Ticker Symbol:   GHEAX             CUSIP:   63867R217

Shareholder Meeting Date: 04/23/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Investment Advisory Agreement               X                 For       For
Subadvisory Agreement                       X                 For       For

----------------------------------------------------------------------------

Cohen & Steers International Realty I

Exchange Ticker Symbol:   IRFIX             CUSIP:   19248H401

Shareholder Meeting Date: 04/23/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Investment Advisory Agreement               X                 For       For
Subadvisory Agreement                       X                 For       For

----------------------------------------------------------------------------

RS Global Natural Resources

Exchange Ticker Symbol:   RSNRX             CUSIP:   74972H705

Shareholder Meeting Date: 08/01/06


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Investment Advisory Agreement               X                 For       For
Elect trustees                              X                 For       For
Transact other business                     X                 For       For

----------------------------------------------------------------------------

Blackrock Health Sciences Ops Inv A

Exchange Ticker Symbol:   SHSAX             CUSIP:   091937573


Shareholder Meeting Date: 08/22/06


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Elect trustees                              X                 For       For
Transact other business                     X                 For       For

----------------------------------------------------------------------------



                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: August 31, 2007